OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs (A)	¥854,162	¥1,849,761	$260,533
Deposits for projects	1,247,992	1,224,966	172,533
VAT recoverable	690,053	577,545	81,346
Others	1,392,126	1,134,950	159,854
Allowance for credit losses	(1,994,960)	(602,444)	(84,852)
Subtotal	2,189,373	4,184,778	589,414
Less: Long term portion (B)	(3,640)	—	—
Other receivable - current portion	¥2,185,733	¥4,184,778	$589,414
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of movement of allowance for credit losses

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥619,444	¥1,994,960	$280,984
Charge to (reversal of) allowance	1,375,516	(1,392,516)	(196,132)
Less: written off	—	—	—
Ending balance	¥1,994,960	¥602,444	$84,852